CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Issued capital [member]	Share premium [member]	Reserve for share-based payment [member]	Currency translation adjustments [member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2020		$ 233	$ 95,135	$ 3,748	$ (2,188)	$ (77,294)	$ 19,634
IfrsStatementLineItems [Line Items]
Net loss and total comprehensive loss						(6,462)	(6,462)
Exercise of share options		1	158	(159)
Expiration of share options			142	(142)
Issuance of shares, net	[1]	129	42,131				42,260
Cost of share-based payment				1,893			1,893
Ending balance, value at Dec. 31, 2021		363	137,566	5,340	(2,188)	(83,756)	57,325
IfrsStatementLineItems [Line Items]
Net loss and total comprehensive loss						(13,349)	(13,349)
Exercise of share options		1	436	(437)
Expiration of share options			197	(197)
Issuance of shares, net			(53)				(53)
Cost of share-based payment				1,474			1,474
Ending balance, value at Dec. 31, 2022		364	138,146	6,180	(2,188)	(97,105)	45,397
IfrsStatementLineItems [Line Items]
Net loss and total comprehensive loss						(4,197)	(4,197)
Exercise of share options		3	798	(801)
Expiration of share options			1,400	(1,400)
Cost of share-based payment				381			381
Ending balance, value at Dec. 31, 2023		$ 367	$ 140,344	$ 4,360	$ (2,188)	$ (101,302)	$ 41,581

[1]	Net of issuance expenses of $2,940 thousand.